TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TRADE RECEIVABLES
Trade receivables	¥ 747,247	¥ 672,533
Less: provision for bad debt allowance	(645,777)	(495,510)
Current trade receivables	¥ 101,470	¥ 177,023